Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022(Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.4%
	BASIC MATERIALS — 3.7%
8,000	Dow, Inc.	$425,680
5,195	International Flavors & Fragrances, Inc.	644,440
		1,070,120
	COMMUNICATIONS — 15.9%
59,300	AT&T, Inc.	1,113,654
27,000	Cisco Systems, Inc.	1,224,990
16,400	Comcast Corp. - Class A	615,328
21,600	Corning, Inc.	794,016
12,700	Omnicom Group, Inc.	886,968
		4,634,956
	CONSUMER, CYCLICAL — 4.2%
4,400	Genuine Parts Co.	672,628
1,900	Home Depot, Inc.	571,786
		1,244,414
	CONSUMER, NON-CYCLICAL — 26.8%
7,430	AbbVie, Inc.	1,066,280
17,985	Altria Group, Inc.	788,822
17,770	Bristol-Myers Squibb Co.	1,311,071
12,450	CVS Health Corp.	1,191,216
12,700	Gilead Sciences, Inc.	758,825
3,000	Johnson & Johnson	523,560
9,500	Medtronic PLC[1]	878,940
6,400	Philip Morris International, Inc.	621,760
7,965	Tyson Foods, Inc. - Class A	701,000
		7,841,474
	ENERGY — 9.3%
6,755	Chevron Corp.	1,106,334
16,000	Enbridge, Inc.[1]	718,880
10,000	Phillips 66	890,000
		2,715,214
	FINANCIAL — 17.5%
18,900	Bank of America Corp.	639,009
1,535	BlackRock, Inc.	1,027,191
7,600	JPMorgan Chase & Co.	876,736
16,000	Lincoln National Corp.	821,440
6,500	Travelers Cos., Inc.	1,031,550
14,300	Truist Financial Corp.	721,721
		5,117,647

Genter Dividend Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2022(Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIAL — 7.2%
2,515	Lockheed Martin Corp.	$1,040,732
5,400	United Parcel Service, Inc. - Class B	1,052,406
		2,093,138
	TECHNOLOGY — 6.8%
1,900	Broadcom, Inc.	1,017,412
7,440	International Business Machines Corp.	973,077
		1,990,489
	UTILITIES — 5.0%
6,300	Evergy, Inc.	430,038
6,195	Sempra Energy	1,027,131
		1,457,169
	Total Common Stocks
	(Cost $21,575,651)	28,164,621
	SHORT-TERM INVESTMENTS — 3.7%
1,075,663	Fidelity Investments Money Market Treasury Portfolio - Institutional, 1.730%[2]	1,075,663
	Total Short-Term Investments
	(Cost $1,075,663)	1,075,663
	TOTAL INVESTMENTS — 100.1%
	(Cost $22,651,314)	29,240,284
	Liabilities in Excess of Other Assets — (0.1)%	(27,589)
	TOTAL NET ASSETS — 100.0%	$29,212,695

PLC – Public Limited Company

[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.